S000039730 [Member] Annual Fund Operating Expenses - Putnam Short Term Investment Fund	Jul. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	November 30, 2026
Class P
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.28%
Fee Waiver or Reimbursement	(0.25%)	[1]
Net Expenses (as a percentage of Assets)	0.03%
Class G Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.28%
Fee Waiver or Reimbursement	(0.25%)	[1]
Net Expenses (as a percentage of Assets)	0.03%

[1]	The Investment Manager, as defined below, has contractually agreed to waive its management fee. This obligation may not be modified or discontinued prior to November 30, 2026 without approval of the Board of Trustees.